Other comprehensive (loss) income (Tables)	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss)
Schedule of accumulated other comprehensive income
	Changes in Accumulated Other Comprehensive (Loss) Income by Component [1]
		Years ended December 31,
(In thousands)		2021	2020	2019
Foreign currency translation	Beginning Balance	$(71,254)	$(56,783)	$(49,936)
	Other comprehensive income (loss)	3,947	(14,471)	(6,847)
	Net change	3,947	(14,471)	(6,847)
	Ending balance	$(67,307)	$(71,254)	$(56,783)
Adjustment of pension and postretirement benefit plans	Beginning Balance	$(195,056)	$(202,816)	$(203,836)
	Other comprehensive income (loss) before reclassifications	23,094	(5,645)	(13,671)
	Amounts reclassified from accumulated other comprehensive loss for amortization of net losses	12,968	13,405	14,691
	Net change	36,062	7,760	1,020
	Ending balance	$(158,994)	$(195,056)	$(202,816)
Unrealized net holding (losses) gains on debt securities	Beginning Balance	$460,900	$92,155	$(173,811)
	Other comprehensive (loss) income before reclassifications	(557,002)	368,780	265,950
	Amounts reclassified from accumulated other comprehensive income (loss) for (gains) losses on securities	(18)	(35)	16
	Net change	(557,020)	368,745	265,966
	Ending balance	$(96,120)	$460,900	$92,155
Unrealized net losses on cash flow hedges	Beginning Balance	$(4,599)	$(2,494)	$(391)
	Reclassification to retained earnings due to cumulative effect adjustment of accounting change	-	-	(50)
	Other comprehensive income (loss) before reclassifications	367	(6,400)	(4,439)
	Amounts reclassified from accumulated other comprehensive loss	1,584	4,295	2,386
	Net change	1,951	(2,105)	(2,103)
	Ending balance	$(2,648)	$(4,599)	$(2,494)
	Total	$(325,069)	$189,991	$(169,938)
[1] All amounts presented are net of tax.

Reclassification out of accumulated other comprehensive income
	Reclassifications Out of Accumulated Other Comprehensive (Loss) Income
	Affected Line Item in the	Years ended December 31,
(In thousands)	Consolidated Statements of Operations	2021	2020	2019
Adjustment of pension and postretirement benefit plans
Amortization of net losses	Other operating expenses	$(20,749)	$(21,447)	$(23,508)
	Total before tax	(20,749)	(21,447)	(23,508)
	Income tax benefit	7,781	8,042	8,817
	Total net of tax	$(12,968)	$(13,405)	$(14,691)
Unrealized net holding (losses) gains on debt securities
Realized gain (loss) on sale of debt securities	Net gain (loss) on sale of debt securities	$23	$41	$(20)
	Total before tax	23	41	(20)
	Income tax (expense) benefit	(5)	(6)	4
	Total net of tax	$18	$35	$(16)
Unrealized net losses on cash flow hedges
Forward contracts	Mortgage banking activities	$(704)	$(5,559)	$(3,992)
Interest rate swaps	Other operating income	(1,143)	(820)	110
	Total before tax	(1,847)	(6,379)	(3,882)
	Income tax benefit	263	2,084	1,496
	Total net of tax	$(1,584)	$(4,295)	$(2,386)
	Total reclassification adjustments, net of tax	$(14,534)	$(17,665)	$(17,093)